Commitments and Contingencies - Legal Matters (Details) - Terminated Contract, Disputed Obligations $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) claim
Legal Matters
Number of invoices in dispute | claim		2
Agreement term	10 years
Minimum
Legal Matters
Estimated possible future loss	$ 0.0	$ 0.0
Maximum
Legal Matters
Estimated possible future loss	$ 37.2	$ 37.2